Restricted Cash and Investments (Tables)	12 Months Ended
Jun. 30, 2023
Restricted Cash and Investments [Abstract]
Restricted Cash and Investment

	SA Rand
Figures in million	2023	2022
Restricted cash	475	319
Restricted investments	5 687	5 263
Total restricted cash and investments	6 162	5 582
Current portion of restricted cash and investments	41	27
Non-current portion of restricted cash and investments	6 121	5 555

Schedule of Restricted Cash

	SA Rand
Figures in million	2023	2022
Non-current	434	292
Current	41	27
Total restricted cash	475	319

The restricted cash consist of funds set aside for:

	SA Rand
Figures in million	2023	2022
Environmental guarantees and rehabilitation (a)	183	152
Guarantee - Tshiamiso Trust (b)	225	116
PNG communities (c)	45	29
Other	22	22
Total restricted cash	475	319
(a)    The amount primarily relates to funds set aside to serve as collateral against guarantees made to the Department of Mineral Resources and Energy (DMRE) in South Africa for environmental and rehabilitation obligations. Refer to note 26. The funds are invested in short-term money market funds and call accounts, which require third-party approval for release.

(b)    Refer to note 27 for details on the silicosis settlement and the arrangement with the trust. The increase year on year is due to additional collateral for the guarantees provided to the trust.

(c)    Relates to monies set aside for affected communities in the group’s PNG operations.

Schedule of Restricted Investments

	SA Rand
Figures in million	2023	2022
Investments held by environmental trust funds	5 673	5 244
Investments held by the Social Trust Fund	14	19
Total restricted investments (non-current)	5 687	5 263

Restricted Investments, Environmental Trust Fund
The environmental trust funds consist of:

	SA Rand
Figures in million	2023	2022
Fixed deposits	3 385	3 056
Cash equivalents	58	528
Equity-linked deposits	1 493	1 094
Government bonds	234	225
Equity investments	305	292
Collective investment scheme (unit trusts)	198	49
Total environmental trust funds	5 673	5 244

Reconciliation of Movement in Investments Held by Environmental Trust Funds
Reconciliation of the movement in the investments held by environmental trust funds:

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	5 244	5 064
Interest income	258	185
Fair value gain through profit and loss	184	18
Fair value gain through other comprehensive income	30	15
Dividend received	13	14
Acquisition/(maturity) of Equity-linked deposits	229	(260)
Acquisition/(maturity) of Fixed deposits	154	(21)
Acquisition/(maturity) of Collective investment schemes (unit trusts)	141	—
Net transfer of cash equivalents	(524)	281
Withdrawal of funds for rehabilitation work performed	(56)	(52)
Balance at end of year	5 673	5 244